Prepaid land lease payment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Land Use Rights [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Prepaid land lease payment	20,419	20,419	3,277
Less: Accumulated amortization	(2,421)	(2,971)	(477)
Balance as of December 31, 2012	17,998	17,448	2,800
Including:
Non-current portion	17,448	16,898	2,712
Current portion	550	550	88

Schedule of Land Use Rights, Estimated Amortization Expense [Table Text Block]
	RMB’000	US$’000
2013	550	88
2014	550	88
2015	550	88
2016	550	88
2017 and thereafter	15,248	2,448

Total	17,448	2,800